Average Annual Total Returns		12 Months Ended	60 Months Ended	75 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
M S C I A C World Communication Services Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.95%	10.14%		7.53%
M S C I A C World Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.02%	10.58%		9.79%
Lipper Global Large Cap Growth Fund Classification [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.54%	9.58%		10.00%
M S C I E A F E Small Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.32%	2.74%		5.95%
M S C I World Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.19%	11.70%		10.52%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent		22.35%	5.61%		4.27%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.57%	4.64%		3.03%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.18%	4.22%		3.14%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		15.24%	4.36%		3.64%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		22.30%	5.61%		4.55%
The Gabelli Global Growth Fund CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent		29.71%	12.34%		11.36%
The Gabelli Global Growth Fund CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.02%	11.85%		10.27%
The Gabelli Global Growth Fund CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.10%	9.83%		9.03%
The Gabelli Global Growth Fund CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		22.25%	11.01%		10.70%
The Gabelli Global Growth Fund CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		29.71%	12.34%		11.66%
GABELLI INTERNATIONAL SMALL CAP FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent		6.04%	1.57%		1.79%
GABELLI INTERNATIONAL SMALL CAP FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.99%	1.73%		0.07%
GABELLI INTERNATIONAL SMALL CAP FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.32%	1.05%		1.46%
GABELLI INTERNATIONAL SMALL CAP FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		11.45%	2.74%		0.96%
GABELLI INTERNATIONAL SMALL CAP FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		6.11%	1.60%		2.00%
The Gabelli Global Rising Income and Dividend Fund CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent		2.07%	5.10%		4.92%
The Gabelli Global Rising Income and Dividend Fund CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.44%	4.65%		4.57%
The Gabelli Global Rising Income and Dividend Fund CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.84%	4.05%		3.95%
The Gabelli Global Rising Income and Dividend Fund CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		3.81%	3.86%		4.28%
The Gabelli Global Rising Income and Dividend Fund CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		2.03%	5.10%		5.16%
Gabelli Global Mini Mites Fund CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent		10.88%	12.30%	9.05%
Performance Inception Date	Oct. 01, 2018
Gabelli Global Mini Mites Fund CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.57%	9.79%	6.86%
Gabelli Global Mini Mites Fund CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.88%	9.07%	6.50%
Gabelli Global Mini Mites Fund CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		4.60%	10.98%	8.01%
Performance Inception Date	Oct. 01, 2018
Gabelli Global Mini Mites Fund CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		10.88%	12.30%	9.09%
Performance Inception Date	Oct. 01, 2018
Gabelli Global Mini Mites Fund CLASS I | S P Developed Small Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.64%	6.60%	5.97%